Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share-based payment reserve	Accumulated other comprehensive income	Deficit	Total equity attributable to the equity holders of the Company	Non- controlling interests	Total
Balance at Jun. 30, 2021	$ 149,629,543	$ 16,564,197	$ 13,641,379	$ (54,106,972)	$ 125,728,147	$ (3,590)	$ 125,724,557
Balance (in Shares) at Jun. 30, 2021	154,451,263
Options exercised	$ 2,677,895	(895,000)			1,782,895		1,782,895
Options exercised (in Shares)	1,838,331
Restricted share units distributed	$ 1,400,138	(1,400,138)
Restricted share units distributed (in Shares)	342,233
Share-based compensation		1,126,427			1,126,427		1,126,427
Net loss				(6,420,885)	(6,420,885)	(50,783)	(6,471,668)
Currency translation adjustment			(1,936,430)		(1,936,430)	(16,826)	(1,953,256)
Balance at Jun. 30, 2022	$ 153,707,576	15,395,486	11,704,949	(60,527,857)	120,280,154	(71,199)	120,208,955
Balance (in Shares) at Jun. 30, 2022	156,631,827
Options exercised	$ 892,966	(288,292)			604,674		604,674
Options exercised (in Shares)	445,000
Restricted share units distributed	$ 1,019,068	(1,019,068)
Restricted share units distributed (in Shares)	324,255
Private placement	$ 220,442				220,442		220,442
Private placement (in Shares)	90,090
Share-based compensation		4,548,171			4,548,171		4,548,171
Net loss				(8,095,449)	(8,095,449)	(4,683)	(8,100,132)
Currency translation adjustment			(1,476,969)		(1,476,969)	(34,255)	(1,511,224)
Balance at Jun. 30, 2023	$ 155,840,052	$ 18,636,297	$ 10,227,980	$ (68,623,306)	$ 116,081,023	$ (110,137)	$ 115,970,886
Balance (in Shares) at Jun. 30, 2023	157,491,172